Reinsurance Contract Assets Held - Contracts measured under PAA (Details) - USD ($) $ in Millions	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022
Reinsurance Contract Assets Held
Reinsurance contract assets held	$ 10,887.7		$ 9,691.5	$ 9,893.1
PAA
Reinsurance Contract Assets Held
Reinsurance contract assets held	9,856.3	$ 8,679.2	8,679.2	8,590.0
PAA | Property and Casualty Insurance and Reinsurance
Reinsurance Contract Assets Held
Reinsurance contract assets held	9,853.7	8,674.2	8,674.2	8,587.1
PAA | Property and Casualty Insurance and Reinsurance | North American Insurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	1,180.3	959.3	959.3	889.0
PAA | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	6,960.6	6,451.4	6,451.4	6,083.8
PAA | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	1,712.8	1,263.5	1,263.5	1,614.3
PAA | Life insurance and Run-off
Reinsurance Contract Assets Held
Reinsurance contract assets held	2.6	5.0	5.0	2.9
PAA | ARC | Property and Casualty Insurance and Reinsurance | North American Insurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	(70.0)	(15.2)	(15.2)	(12.9)
PAA | ARC | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	(46.6)	(182.1)	(182.1)	(166.4)
PAA | ARC | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	296.7	53.3	53.3	43.6
PAA | AIC | Property and Casualty Insurance and Reinsurance | North American Insurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	1,250.3	974.5	974.5	901.9
PAA | AIC | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	7,007.2	6,633.5	6,633.5	6,250.2
PAA | AIC | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	$ 1,416.1	$ 1,210.2	$ 1,210.2	$ 1,570.7